Related Party Transactions (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Related Party Transactions (Details) [Line Items]
Accounts receivable from related parties	$ 342		$ 300
Affiliated Entity | Directors and Executives
Related Party Transactions (Details) [Line Items]
Accounts receivable from related parties	300		$ 300
Affiliated Entity | Directors and Executives | Hosting Service
Related Party Transactions (Details) [Line Items]
Revenue from related parties	5,900	$ 4,300
Affiliated Entity | Directors and Executives | Equipment Sales
Related Party Transactions (Details) [Line Items]
Revenue from related parties	25,900	7,900
Affiliated Entity | Chief Executive Officer
Related Party Transactions (Details) [Line Items]
Payable to related party	300
Related party transactions, reimbursement	$ 500	$ 0